Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

23. Discontinued Operations

Real Estate

The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs. Income from discontinued real estate operations, net of income tax, was $67 million, $15 million and $23 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The carrying value of real estate related to discontinued operations was $114 million and $300 million at December 31, 2011 and 2010, respectively.

Operations

MetLife Taiwan

During the first quarter of 2011, the Company entered into a definitive agreement to sell its wholly-owned subsidiary, MetLife Taiwan, to a third party, and the sale occurred in November 2011. See Note 2. The following tables present the amounts related to the operations and financial position of MetLife Taiwan that have been reflected as discontinued operations in the consolidated statements of operations and as assets and liabilities held-for-sale in the consolidated balance sheet:

	Years ended December 31,
	2011	2010	2009
	(In millions)
Total revenues	$379	$440	$386
Total expenses	363	406	373

Income (loss) before provision for income tax	16	34	13
Provision for income tax expense (benefit)	(4)	12	4

Income (loss) from operations of discontinued operations, net of income tax	20	22	9
Gain (loss) on disposal, net of income tax	(64)	—	—

Income (loss) from discontinued operations, net of income tax	$(44)	$22	$9

December 31, 2010
(In millions)
Total assets held-for-sale	$3,331
Total liabilities held-for-sale	$3,043
Major classes of assets and liabilities included above:
Total investments	$2,726
Total future policy benefits	$2,461

Texas Life Insurance Company

During the fourth quarter of 2008, MetLife, Inc. entered into an agreement to sell its wholly-owned subsidiary, Cova, the parent company of Texas Life, to a third-party and the sale occurred in March 2009. See Note 2. The following table presents the amounts related to the operations of Cova that have been reflected as discontinued operations in the consolidated statements of operations:

Year Ended December 31, 2009
(In millions)
Total revenues	$25
Total expenses	19

Income before provision for income tax	6
Provision for income tax expense	2

Income from operations of discontinued operations, net of income tax	4
Gain on disposal, net of income tax	28

Income (loss) from discontinued operations, net of income tax	$32